T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.05%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.05%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.05%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E293-041 01/01/02

T. Rowe Price Equity Income Fund, Inc.
   T. Rowe Price Equity Income Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.00%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.00%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.00%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E271-041 01/01/02

Institutional International Funds, Inc.
   Foreign Equity Fund

 Supplement to prospectus dated March 31, 2001
--------------------------------------------------------------------------------
 Effective November 16, 2001, Institutional International Funds, Inc. and Foreign Equity Fund changed their names to T. Rowe Price Institutional International Funds, Inc. and T. Rowe Price Institutional Foreign Equity Fund, respectively.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 F34-041 01/01/02

T. Rowe Price High Yield Fund, Inc.

   T. Rowe Price High Yield Fund-Advisor Class

 Supplement to prospectus dated October 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through May 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.05%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.05%; however, no reimbursement will be made after May 31, 2005, or if it would result in the expense ratio exceeding 1.05%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

--------------------------------------------------------------------------------
 The date of the above supplement is January 1, 2002.
--------------------------------------------------------------------------------
 The first bullet under the subheading, "Income dividends" on page 9 of the prospectus is amended to include when dividends are declared for the High Yield Fund-Advisor Class:

 Income dividends
 The fund declares and pays dividends (if any) quarterly for the Equity Income Fund-Advisor Class; monthly for the High Yield Fund-Advisor Class; and annually for all other Advisor Class funds.
--------------------------------------------------------------------------------
 The date of this supplement is October 22, 2001.
--------------------------------------------------------------------------------

 E257-041 01/01/02

T. Rowe Price International Funds, Inc.
   T. Rowe Price International Bond Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 5 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price International contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class's expense ratio is below 1.15%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price International may be reimbursed.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E276-041 01/01/02

T. Rowe Price Industry-Focused Equity Funds
   T. Rowe Price Real Estate Fund, Inc.

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, the second footnote (b) to Table 3 on page 14 of the prospectus will be revised with the following to reflect the extension of the fund's expense ratio limitation:


 /d/Effective January 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through December 31, 2003, to the extent that such fees and expenses would cause the fund's ratio of expenses to average net assets to exceed 1.00%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 1.00%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.00%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 C06-042 01/01/02

Institutional Equity Funds, Inc.
   Institutional Large-Cap Value Fund

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective October 29, 2001, Institutional Equity Funds, Inc. and Institutional Large-Cap Value Fund changed their names to T. Rowe Price Institutional Equity Funds, Inc. and T. Rowe Price Institutional Large-Cap Value Fund, respectively.

 Effective January 1, 2002, footnote (a) to Table 1 on page 3 of the prospectus will be revised with the following to reflect the extension of the fund's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through December 31, 2003, to the extent that such fees and expenses would cause the fund's ratio of expenses to average net assets to exceed 0.65%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 0.65%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 0.65%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 F130-041 01/01/02

T. Rowe Price International Funds, Inc.
   T. Rowe Price International Stock Fund-Advisor Class

 Supplement to prospectus dated March 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 of the prospectus on page 5 will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price International contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through October 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price International by the fund whenever the class's expense ratio is below 1.15%; however, no reimbursement will be made after October 31, 2005, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price International may be reimbursed.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E257-041 01/01/02

Institutional Equity Funds, Inc.
   Institutional Small-Cap Stock Fund

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective October 29, 2001, Institutional Equity Funds, Inc. and Institutional Small-Cap Stock Fund changed their names to T. Rowe Price Institutional Equity Funds, Inc. and T. Rowe Price Institutional Small-Cap Stock Fund, respectively.

 Effective January 1, 2002, footnote (a) to Table 1 on page 3 of the prospectus will be revised with the following to reflect the extension of the fund's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through December 31, 2003, to the extent that such fees and expenses would cause the fund's ratio of expenses to average net assets to exceed 0.75%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 0.75%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 0.75%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 F129-041 01/01/02

T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.10%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.10%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.10%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E264-041 01/01/02

Institutional Equity Funds, Inc.
   Institutional Mid-Cap Equity Growth Fund

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective October 29, 2001, Institutional Equity Funds, Inc. and Institutional Mid-Cap Equity Growth Fund changed their names to T. Rowe Price Institutional Equity Funds, Inc. and T. Rowe Price Institutional Mid-Cap Equity Growth Fund, respectively.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 F116-041 01/01/02

T. Rowe Price Real Estate Fund, Inc.

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (b) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the fund's expense ratio limitation:


 /b/Effective January 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through December 31, 2003, to the extent that such fees and expenses would cause the fund's ratio of expenses to average net assets to exceed 1.00%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 1.00%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.00%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 F12-041 01/01/02

T. Rowe Price Small-Cap Stock Fund, Inc.
   T. Rowe Price Small-Cap Stock Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, the footnote to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


   Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.20%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.20%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.20%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E265-041 01/01/02

T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Science & Technology Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 of the prospectus on page 4 will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.15%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E261-041 01/01/02

T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Small-Cap Value Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.15%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.15%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E246-041 01/01/02

T. Rowe Price Value Fund, Inc.
   T. Rowe Price Value Fund-Advisor Class

 Supplement to prospectus dated May 1, 2001 revised to October 8, 2001
--------------------------------------------------------------------------------
 Effective January 1, 2002, footnote (a) to Table 2 on page 4 of the prospectus will be revised with the following to reflect the extension of the class's expense ratio limitation:


 /a/Effective January 1, 2002, T. Rowe Price contractually obligated itself to bear any expenses (other than management fees and certain other portfolio level expenses) through December 31, 2003, that would cause the class's ratio of expenses to average net assets to exceed 1.10%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.10%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 1.10%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class. The class operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


--------------------------------------------------------------------------------
 The date of this supplement is January 1, 2002.
--------------------------------------------------------------------------------

 E207-042 01/01/02